Revenue from contracts with customers (Details) R in Millions	12 Months Ended
	Jun. 30, 2026 ZAR (R) R / kg $ / oz R / $ $ / Ounce kg	Jun. 30, 2025 ZAR (R) R / kg R / $ $ / oz kg	Jun. 30, 2024 ZAR (R) R / kg $ / oz R / $ kg
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage Gold Price Change	45.50%	31.10%
Average gold price received	3,811	2,620	1,999
Percentage Gold Production Change	(3.80%)	(4.20%)
Gold sold | kg	44,418	46,193	48,222
Average foreign exchange rate | R / $	16.89	18.15	18.70
Percentage Silver Price Change	112.60%	26.20%
Average silver price received | $ / oz	66.34	31.20	24.72
Percentage Silver Production Change	(29.50%)	(11.30%)
Production Of Silver Proved Reserves | kg	70,126	99,523	112,211
Percentage uranium sold	(30.00%)	(7.50%)
Uranium Sold | kg	179,623	256,734	277,599
Revenue from contracts with customers	R 108,684	R 78,404	R 62,321
Average Spot Gold Price Received, including Hedging | R / kg	2,301,395	1,644,902	1,249,344
Average Gold Forward Price of Matured Contracts | R / kg	1,442,602	1,306,033	1,134,735
Toll treatment services (e)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R 743	R 532	R 576
Doornkop | Toll treatment services (e)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	232	(203)	196
Moab Khotsong | Toll treatment services (e)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R 511	R (329)	R 380